MATERIAL RELATED PARTY DISCLOSURE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
G.M.I. Technology Inc. [Member]
Related Party Transaction [Line Items]
Related party transactions, net sales from related party	$ 9,211	$ 4,639	$ 1,794
Due from related party	1,650	1,301
Beijing Actions [Member]
Related Party Transaction [Line Items]
Due from related party	41	38
Realtek Semiconductor Corporation [Member]
Related Party Transaction [Line Items]
Related party transactions, net purchase from related party	817
Due to related party	$ 259